Report Of The Directors Financial Review Risk Report - Trading VaR, 99% 1 Day (Details) - Trading portfolios - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 43.4	$ 40.3
Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	48.1	47.8
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	69.3	59.3
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	33.6	33.3
Foreign exchange (FX) and commodity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13.7	7.7
Foreign exchange (FX) and commodity | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	11.0	6.9
Foreign exchange (FX) and commodity | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25.7	13.5
Foreign exchange (FX) and commodity | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	5.6	4.1
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	20.3	28.2
Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	26.6	29.9
Interest rate | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	43.5	36.5
Interest rate | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	19.1	22.9
Equity (EQ)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	21.5	15.7
Equity (EQ) | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	27.3	16.2
Equity (EQ) | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	42.0	24.9
Equity (EQ) | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	13.6	12.4
Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	24.3	15.2
Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	21.6	23.7
Credit spread | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	44.1	33.2
Credit spread | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	12.6	11.7
Portfolio diversification
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	(36.4)	(26.4)
Portfolio diversification | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ (38.3)	$ (29.0)